Property and Equipment	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Property and Equiptment
Note 16: Property and Equipment
Property and equipment consist of the following:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total

Cost:

December 31, 2022	838	267	265	1,370

Additions:

Capital expenditures	19	23	17	59

Leases	65	14	1	80

Acquisitions	1	1	-	2

Removed from service	(70)	(73)	(13)	(156)

Disposals of businesses and property	(64)	(9)	(15)	(88)

Translation and other, net	12	5	12	29

December 31, 2023	801	228	267	1,296

Additions:

Capital expenditures	9	14	15	38

Leases	30	20	2	52

Acquisitions	7	1	-	8

Removed from service	(2)	(24)	(1)	(27)

Disposals of businesses and property	(196)	-	(82)	(278)

Translation and other, net	(29)	(22)	(6)	(57)

December 31, 2024	620	217	195	1,032

Accumulated depreciation:

December 31, 2022	(526)	(219)	(211)	(956)

Depreciation	(67)	(33)	(16)	(116)

Removed from service	70	73	13	156

Disposals of businesses and property	56	9	13	78

Translation and other, net	(8)	(3)	-	(11)

December 31, 2023	(475)	(173)	(201)	(849)

Depreciation	(61)	(35)	(17)	(113)

Removed from service	2	24	1	27

Disposals of businesses and property	161	-	81	242

Translation and other, net	23	19	5	47

December 31, 2024	(350)	(165)	(131)	(646)

Carrying amount:

December 31, 2023	326	55	66	447

December 31, 2024	270	52	64	386
The above categories include
right-of-use
assets. See note 28 for
right-of-use
assets carrying amounts and other related leases disclosures.